2. Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company's financial statements are prepared on the accrual method of accounting. The accounting and reporting policies of the Company conform with generally accepted accounting principles (“GAAP”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements for December 31, 2018 include the accounts of IIOT-OXYS, Inc., OXYS Corporation, and HereLab, Inc. as of the closing date of the acquisition agreement dated January 11, 2018. All significant intercompany balances and transactions have been eliminated.

The consolidated financial statements for December 31, 2017 include the accounts of IIOT-OXYS, Inc. and OXYS Corporation as of the closing of the acquisition agreement dated July 28, 2017. All significant intercompany balances and transactions have been eliminated.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. The Company determines the allowance for doubtful accounts by identifying potential troubled accounts and by using historical experience and future expectations applied to an aging of accounts. Trade accounts receivable are written off when deemed uncollectible. Recoveries of trade accounts receivable previously written off are recorded as income when received. The allowance for doubtful accounts at December 31, 2018 and 2017 was $0.

Revenue Recognition

Revenue Recognition

The Company’s revenue is derived primarily from providing services under contractual agreements. The Company recognizes revenue in accordance with ASC Topic No. 606, Revenue from Contracts with Customers (“ASC 606”) which was adopted on January 1, 2018, using the modified retrospective method, which was elected to apply to all active contracts as of the adoption date. Application of the modified retrospective method did not impact amounts previously reported by the Company, nor did it require a cumulative effect adjustment upon adoption, as the Company's method of recognizing revenue under ASC 606 yielded similar results to the method utilized immediately prior to adoption. Accordingly, there was no effect to each financial statement line item as a result of applying the new revenue standard.

According to ASC 606, the Company recognizes revenue based on the following criteria:

•	Identification of a contract or contracts, with a customer.
•	Identification of the performance obligations in the contract.
•	Determination of contract price.
•	Allocation of transaction price to the performance obligation.
•	Recognition of revenue when, or as, performance obligation is satisfied.

We used a practical expedient available under ASC 606-10-65-1(f)4 that permits us to consider the aggregate effect of all contract modifications that occurred before the beginning of the earliest period presented when identifying satisfied and unsatisfied performance obligations, transaction price, and allocating the transaction price to the satisfied and unsatisfied performance obligations.

We have elected to treat shipping and handling activities as cost of sales. Additionally, we have elected to record revenue net of sales and other similar taxes.

Reclassification	Reclassification Certain amounts in prior-period financial statements have been reclassified for comparative purposes to conform to presentation in the current-period financial statements.
Use of Estimates

Use of Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reporting period. Actual results could vary from the estimates that were used.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair Value of Financial Instruments - The Company accounts for fair value measurements in accordance with accounting standard ASC 820-10-50, Fair Value Measurements. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The fair value of certain of the Company’s financial instruments including cash and cash equivalents approximate their carrying amounts because of the short-term maturity of these instruments.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires the recognition of deferred income taxes for differences between the basis of assets and liabilities for financial statement and income tax purposes. Deferred taxes are recognized for operating losses that are available to offset future taxable income. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized.

The Company adopted the provisions of FASB ASC 740-10-25, which prescribes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in income tax returns. FASB ASC 740-10-25 also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, and accounting for interest and penalties associated with tax positions. The Company's tax returns are subject to tax examinations by U.S. federal and state authorities until respective statute of limitation. Currently, the tax years ended December 31, 2018 and 2017 are open and subject to examination by taxing authorities. However, the Company is not currently under audit nor has the Company been contacted by any of the taxing authorities. The Company does not have any accruals for uncertain tax positions at December 31, 2018 and 2017. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all unrestricted highly liquid investments with an original maturity of three months or less to be cash equivalents.

Concentration of Risk

Concentration of Risk

Financial instruments that potentially expose the Company to concentrations of risk consist primarily of cash and cash equivalents which are generally not collateralized. The Company’s policy is to place its cash and cash equivalents with high quality financial institutions, in order to limit the amount of credit exposure. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (FDIC), up to $250,000. At December 31, 2018 and 2017, the Company had approximately no amounts in excess of the FDIC insurance limit.

Inventory	Inventory Inventory consists primarily of demo equipment and is recorded at the lower of cost (first-in, first out method) or market.
Long-lived Assets

Long-Lived Assets

The Company regularly reviews the carrying value and estimated lives of its long-lived assets to determine whether indicators of impairment may exist that warrant adjustments to the carrying value or estimated useful lives. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive cash flow in future periods as well as the strategic significance of the assets to the Company’s business objectives.

Definite-lived intangible assets are amortized on a straight-line basis over the estimated periods benefited and are reviewed when appropriate for possible impairment.

Convertible Debt

Convertible Debt

Convertible debt is accounted for under FASB ASC 470, Debt – Debt with Conversion and Other Options. The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt that has conversion features at fixed or adjustable rates that are in-the-money when issued and records the relative fair value of any warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to the warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to additional paid-in capital. The Company calculates the fair value of warrants issued with the convertible instruments using the Black-Scholes valuation method, using the same assumptions used for valuing stock options.

Under these guidelines, the registrant allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis.  The allocated fair value of the BCF and warrants are recorded as a debt discount and is accreted over the expected term of the convertible debt as interest expense.

The Company accounts for modifications of its embedded conversion features in accordance with the ASC which requires the modification of a convertible debt instrument that changes the fair value of an embedded conversion feature and the subsequent recognition of interest expense or the associated debt instrument when the modification does not result in a debt extinguishment.

Basic and Diluted Net Loss Per Common Share

Basic and Diluted Net Loss Per Common Share

The Company computes basic and diluted net loss attributable to common stockholders for the period under ASC 260-10, Earnings Per Share, which requires a dual presentation of basic and diluted earnings or loss per share. Basic net loss per share is computed by dividing net loss attributable to common stockholders for the period by the weighted-average number of common shares, including potential dilutive shares of common stock assuming the dilutive effect of potential dilutive securities. Diluted earnings per share represent basic earnings per share adjusted to include the potentially dilutive effect of stock options, convertible preferred stock and common stock warrants. For periods in which the Company reports a net loss, diluted net loss per common share is the same as basic net loss per common share, because their impact would be anti-dilutive to the calculation of net loss per common share. Diluted net loss per common share is the same as basic net loss per common share or the years ended December 31, 2018 and 2017. For the year ended December 31, 2018 there were 384,615 anti-dilutive outstanding stock warrants. For the year ended December 31, 2017 there were no amounts of anti-dilutive security instruments outstanding.

Going Concern

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As shown in the accompanying financial statements, the Company was only recently formed, has incurred continuing operating losses and has an accumulated deficit of $3,153,020 and $1,539,721 at December 31, 2018 and 2017, respectively. These factors raise substantial doubt about the ability of the Company to continue as a going concern.

Management believes that it will be able to achieve a satisfactory level of liquidity to meet the Company’s obligations for the next 12 months by generating cash through additional borrowings and/or issuances of equity securities, as needed. However, there can be no assurance that the Company will be able to generate sufficient liquidity to maintain its operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.